Organization and Summary of Significant Accounting Policies - Property and Equipment (FY) (Details)	12 Months Ended
Dec. 31, 2017
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years